Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings per Common Share [Abstract]
Earnings per Common Share
	2015	2014	2013
Net income/(loss) attributable to Tsakos Energy Navigation Limited	$158,217	$33,527	$ (37,462)
Preferred share dividends, Series B	(4,000)	(4,000)	(2,567)
Preferred share dividends, Series C	(4,437)	(4,438)	(1,109)
Preferred share dividends, Series D	(5,000)	-	-
Net income/(loss) attributable to common stock holders	144,780	25,089	(41,138)

Denominator
Weighted average common shares outstanding	85,827,597	79,114,401	56,698,955

Basic and diluted earnings/(loss) per common share	$1.69	$0.32	$(0.73)